Annual Total Returns- JPMorgan US Research Enhanced Equity Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan US Research Enhanced Equity Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.25%	17.30%	34.25%	15.84%	(2.16%)	9.84%	21.63%	(5.50%)	31.56%	20.78%